STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1999

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                                      AND
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                        SERVICE CENTER: P.O. BOX 44222,
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST,
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 1999, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
OTHER INFORMATION.........................................................     3

Principal Underwriter.....................................................     3

Financial Statements......................................................     3

Administrative Services Arrangements......................................     3

CALCULATION OF YIELDS AND TOTAL RETURNS...................................     3

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
  ACCOUNT A...............................................................   S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
  ACCOUNT B...............................................................  S-xx

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY..............   G-1

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Merrill Lynch Life, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 1998, 1997, and 1996, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $50.2 million, $49.4 million, and $26.1 million, respectively, in commissions in connection with the sale of the Contracts.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1998, 1997, and 1996, Merrill Lynch Life paid administrative services fees of $43.2 million, $43.0 million, and $44.5 million, respectively.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                     Current Yield = ((NCF - ES/UV)X(365/7)

Where:

NCF      =    the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized
              appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES       =    per unit expenses for the hypothetical account for the 7-day period.

UV       =    the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

      Effective Yield = (1 + ((NCF - ES)/UV)) TO THE POWER OF (365/7) - 1

Where:

NCF      =    the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized
              appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES       =    per unit expenses of the hypothetical account for the 7-day period.

UV       =    the unit value for the first day of the 7-day period.

The effective yield for the Domestic Money Market subaccount for the 7-day period ended December 31, 1998 was 3.41%. The effective yield for the Reserve Assets subaccount for the 7-day period ended December 31, 1998 was 4.02%.

Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period; as described below. The 30-day or one-month yield is calculated according to the following formula:

          Yield = 2 ((((NI - ES)/(U X UV)) + 1) TO THE POWER OF 6 - 1)

Where:

NI     =    net investment income of the Fund for the 30-day or one-month period attributable to the subaccount's units.

ES     =    expenses of the subaccount for the 30-day or one-month period.

U      =    the average number of units outstanding.

UV     =    the unit value at the close of the last day in the 30-day or one-month period.

Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 1998 was:

NAME OF SUBACCOUNT                                                         YIELD
-------------------------------------------------------------------------  -----
Prime Bond                                                                 4.28%
High Current Income                                                        8.86%
Global Bond Focus (formerly, World Income Focus)                           2.36%
Government Bond (formerly, Intermediate Government Bond)                   3.17%

Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 1998, returns were:

                                                            5      10      SINCE
NAME OF SUBACCOUNT                               1 YEAR    YEAR   YEAR   INCEPTION
-----------------------------------------------  -------  ------  ----   ---------
Prime Bond                                         -0.45%   4.46% N/A        6.16%
High Current Income                               -10.47%   4.19% N/A        7.06%
Quality Equity                                      6.91%  13.32% N/A       12.19%
Special Value Focus
  (formerly, Equity Growth)                       -13.60%   6.82% N/A        6.33%
Natural Resources Focus*                          -21.67%  -2.74% N/A       -0.03%
American Balanced*                                  4.92%   9.03% N/A        9.38%
Global Strategy Focus                               0.49%   6.47% N/A        7.86%
Basic Value Focus                                   1.01%  13.37% N/A       13.91%
Global Bond Focus**
  (formerly, World Income Focus)                    3.99%   4.72% N/A        5.39%
Global Utility Focus*                              15.27%  12.92% N/A       12.99%
International Equity Focus**                       -0.49%   1.03% N/A        2.80%
Government Bond
  (formerly, Intermediate Government Bond)          0.39%    N/A  N/A        5.82%
Developing Capital Markets Focus                  -34.58%    N/A  N/A       -9.74%
Index 500                                          19.42%    N/A  N/A       26.88%
Capital Focus                                        N/A     N/A  N/A      -15.72%
Global Growth Focus                                  N/A     N/A  N/A        0.78%
Select Ten Trust                                     N/A     N/A  N/A       -9.07%
AIM V.I. Capital Appreciation                      10.58%    N/A  N/A       12.34%
AIM V.I. Value                                     23.49%    N/A  N/A       25.21%
Alliance Premier Growth                            38.83%    N/A  N/A       36.08%
Alliance Quasar                                      N/A     N/A  N/A      -31.85%
MFS Emerging Growth                                25.22%    N/A  N/A       22.47%
MFS Research                                       14.60%    N/A  N/A       18.03%
Hotchkis and Wiley International VIP                 N/A     N/A  N/A      -18.66%

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
------------------------
* This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** This subaccount was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:

FUND                                                       COMMENCED OPERATIONS
---------------------------------------------------------  -----------------------
Domestic Money Market Fund                                 February 21, 1992
Prime Bond Fund                                            April 29, 1982
High Current Income Fund                                   April 29, 1982
Quality Equity Fund                                        April 29, 1982
Equity Growth Fund                                         April 29, 1982
Natural Resources Focus Fund*                              June 1, 1988
American Balanced Fund*                                    June 1, 1988
Global Strategy Focus Fund                                 February 21, 1992
Basic Value Focus Fund                                     July 1, 1993
Global Bond Focus Fund**
  (formerly, World Income Focus)                           July 1, 1993
Global Utility Focus Fund*                                 July 1, 1993
International Equity Focus Fund**                          July 1, 1993
Government Bond Fund
  (formerly, Intermediate Government Bond)                 May 16, 1994
Developing Capital Markets Focus Fund                      May 16, 1994
Reserve Assets Fund                                        November 23, 1981
Index 500 Fund                                             December 18, 1996
AIM V.I. Capital Appreciation Fund                         May 5, 1993
AIM V.I. Value Fund                                        May 5, 1993
Alliance Premier Growth Portfolio                          March 12, 1992
Alliance Quasar Portfolio                                  September 17, 1990
MFS Emerging Growth Series                                 July 24, 1995
MFS Research Series                                        July 26, 1995
Hotchkis and Wiley International VIP Portfolio             June 10, 1998

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The total return is then calculated according to the following formula:

                    TR = ((ERV/P) TO THE POWER OF (1/N)) + 1

Where:
TR         =    the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
                administration charge, if applicable, and contract maintenance charge).
ERV        =    the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the
                hypothetical account with an initial payment of $1,000.
P          =    a hypothetical initial payment of $1,000.
N          =    the number of years in the period.

------------------------
* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

For the year ended December 31, 1998, returns not reflecting any contingent deferred sales charge were:

                                                            5      10      SINCE
NAME OF SUBACCOUNT                               1 YEAR    YEAR   YEAR   INCEPTION
-----------------------------------------------  -------  ------  ----   ---------
Prime Bond                                          6.30%   4.96%  N/A        6.27%
High Current Income                                -4.48%   4.70%  N/A        7.16%
Quality Equity                                     13.92%  13.69%  N/A       12.27%
Special Value Focus
  (formerly, Equity Growth)                        -7.85%   7.28%  N/A        6.44%
Natural Resources Focus*                          -16.52%  -2.21%  N/A        0.10%
American Balanced*                                 11.93%   9.46%  N/A        9.46%
Global Strategy Focus                               7.31%   6.93%  N/A        7.95%
Basic Value Focus                                   7.87%  13.74%  N/A       14.11%
Global Bond Focus**
  (formerly, World Income Focus)                   11.00%   5.21%  N/A        5.67%
Global Utility Focus*                              22.27%  13.29%  N/A       13.20%
International Equity Focus**                        6.25%   1.59%  N/A        3.12%
Government Bond
  (formerly, Intermediate Government Bond)          7.20%    N/A   N/A        6.35%
Developing Capital Markets Focus                  -30.40%    N/A   N/A       -9.23%
Index 500                                          26.43%    N/A   N/A       28.80%
Capital Focus                                        N/A     N/A   N/A       -5.60%
Global Growth Focus                                  N/A     N/A   N/A       13.02%
Select Ten Trust                                     N/A     N/A   N/A        1.90%
AIM V.I. Capital Appreciation                      17.59%    N/A   N/A       14.51%
AIM V.I. Value                                     30.50%    N/A   N/A       27.15%
Alliance Premier Growth                            45.84%    N/A   N/A       37.87%
Alliance Quasar                                      N/A     N/A   N/A      -23.80%
MFS Emerging Growth                                32.23%    N/A   N/A       24.45%
MFS Research                                       21.61%    N/A   N/A       20.09%
Hotchkis and Wiley International VIP                 N/A     N/A   N/A       -8.92%

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.
--------------------------
* This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** This subaccount was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of net assets of Merrill Lynch Life Variable Annuity Separate Account A (the "Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company (the "Company"). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.






February 4, 1999

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
===============================================================================

														    Market
							     Cost                      Shares                       Value
						 =========================== =========================== ===========================
ASSETS:
Investments in Merrill Lynch
 Variable Series Funds, Inc. (Note 1):

Domestic Money Market Fund                       $              377,446,495                 377,446,495  $              377,446,495
Prime Bond Fund                                                 514,485,002                  42,835,488                 524,734,734
High Current Income Fund                                        524,495,554                  46,502,682                 470,142,111
Quality Equity Fund                                             582,380,022                  19,655,200                 749,256,238
Special Value Focus Fund                                        441,981,115                  19,592,697                 390,874,307
American Balanced Fund                                          138,083,934                   9,863,772                 165,119,545
Natural Resources Focus Fund                                     20,841,181                   1,871,967                  14,320,549
Global Strategy Focus Fund                                      643,470,358                  51,236,216                 687,077,655
Global Utility Focus Fund                                        80,735,754                   7,410,553                 126,572,241
International Equity Focus Fund                                 172,599,146                  15,289,569                 163,292,594
Global Bond Focus Fund                                           59,389,774                   6,228,451                  61,661,662
Basic Value Focus Fund                                          527,685,763                  40,049,179                 587,521,462
Government Bond Fund                                            314,860,295                  29,837,366                 324,630,543
Developing Capital Markets Focus Fund                            83,234,404                   8,292,233                  53,319,060
Index 500 Fund                                                  259,682,231                  19,936,506                 323,552,430
Global Growth Focus Fund                                         15,694,261                   1,589,855                  17,202,236
Capital Focus Fund                                               24,917,029                   2,610,939                  25,482,768
						 ---------------------------                             ---------------------------
							      4,781,982,318                                           5,062,206,630
						 ---------------------------                             ---------------------------

Investments In Hotchkis & Wiley
 Variable Trust (Note 1):

International VIP Portfolio                                     271,422,364                  27,976,187                 266,333,296
						 ---------------------------                             ---------------------------
								271,422,364                                             266,333,296
						 ---------------------------                             ---------------------------

Investments In Defined Asset Funds,
 Equity Investor Fund (Note 1):

1998 ML Select Ten V.I. Trust                                    20,226,869                  20,637,326                  20,927,074
						 ---------------------------                             ---------------------------
								 20,226,869                                              20,927,074
						 ---------------------------                             ---------------------------

Investments in Alliance
 Variable Products Series Fund, Inc. (Note 1):

Quasar Portfolio                                                 10,772,950                     929,917                  10,359,277
Premier Growth Portfolio                                        438,895,741                  20,169,409                 625,856,761
						 ---------------------------                             ---------------------------
								449,668,691                                             636,216,038
						 ---------------------------                             ---------------------------

Investments in MFS
 Variable Insurance Trust (Note 1):

MFS Emerging Growth Series                                      158,132,573                   9,735,412                 209,019,300
MFS Research Series                                             169,556,549                  10,952,119                 208,637,871
						 ---------------------------                             ---------------------------
								327,689,122                                             417,657,171
						 ---------------------------                             ---------------------------


                                                                     (continued)

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
===============================================================================

														    Market
							     Cost                      Shares                       Value
						 =========================== =========================== ===========================
Investments in AIM
 Variable Insurance Funds, Inc. (Note 1):

AIM V.I. Value Fund                                             248,531,747                  11,293,799                 296,462,211
AIM V.I. Capital Appreciation Fund                               84,365,407                   3,817,372                  96,197,770
						 ---------------------------                             ---------------------------
								332,897,154                                             392,659,981
						 ---------------------------                             ---------------------------

TOTAL ASSETS                                     $            6,183,886,518                                           6,796,000,190
						 ===========================                             ---------------------------

LIABILITIES:
Due to Merrill Lynch Life Insurance Company                                                                               3,252,245
													 ---------------------------
TOTAL LIABILITIES                                                                                                         3,252,245
													 ---------------------------
NET ASSETS                                                                                               $             6,792,747,945
													 ===========================

See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
===============================================================================

											 1998                        1997
									     =========================== ===========================
Investment Income:
 Reinvested Dividends                                                        $              628,885,650  $              290,197,843
 Mortality and Expense Charges (Note 3)                                                     (83,552,677)                (68,664,481)
									     --------------------------- ---------------------------
  Net Investment Income                                                                     545,332,973                 221,533,362
									     --------------------------- ---------------------------

Realized and Unrealized Gains on Investments:
 Net Realized Gains                                                                          34,560,089                  87,299,391
 Net Change in Unrealized Gains                                                               8,212,946                 211,226,102
									     --------------------------- ---------------------------
  Net Gain on Investments                                                                    42,773,035                 298,525,493
									     --------------------------- ---------------------------

Increase in Net Assets
 Resulting from Operations                                                                  588,106,008                 520,058,855
									     --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                   998,726,012               1,036,438,880
 Transfer of Contract Owner Withdrawals                                                    (363,871,766)               (264,290,075)
 Transfers Out - Net                                                                        (45,292,152)                (34,499,626)
 Transfer of Contract Maintenance Charges (Note 3)                                           (1,701,345)                 (1,494,689)
 Transfers From (To) General Account - Net                                                   11,999,508                 (11,026,253)
									     --------------------------- ---------------------------
   Increase in Net Assets
    Resulting from Principal Transactions                                                   599,860,257                 725,128,237
									     --------------------------- ---------------------------

Increase in Net Assets                                                                    1,187,966,265               1,245,187,092
Net Assets Beginning Balance                                                              5,604,781,680               4,359,594,588
									     --------------------------- ---------------------------
Net Assets Ending Balance                                                    $            6,792,747,945  $            5,604,781,680
									     =========================== ===========================




See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940 and consists of twenty-five investment divisions. The investment divisions are as follows:

      Merrill Lynch Variable Series Funds, Inc.: Seventeen of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co. Effective following the close of business on June 5, 1998, the International Equity Focus Fund and Global Bond Focus Fund were closed to allocations of premiums and contract value. Three other investment divisions; Natural Resources Focus Fund, American Balanced Fund and Global Utility Focus Fund have been closed to allocations of premiums and contract value since 1996.

      Hotchkis & Wiley Variable Trust: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Hotchkis & Wiley Variable Trust ("H&W Trust"). The investment advisor to the fund of the H&W Trust is Hotchkis & Wiley, a division of Merrill Lynch Capital Management Group of MLAM.

      Defined Asset Funds, Equity Investor Fund: One of the investment divisions invests in the securities of a single unit investment trust of the Equity Investor Fund. Equity Investor Fund is sponsored by Merrill Lynch, Pierce, Fenner & Smith, Incorporated, a wholly-owned subsidiary of Merrill Lynch & Co.

      Alliance  Variable Products Series  Fund,  Inc.:   Two
      investment divisions each invest in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management, L.P.

      MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.

      AIM Variable Insurance Funds, Inc.: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges at a rate of 1.25% (on an annual basis) of the net assets of Separate Account A to cover these risks.

   An administration charge of .10% annually is deducted daily from the net asset value of Separate Account A. This charge is made to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Separate Account A.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Contract owners may make up to six transfers among the Separate Account A divisions per contract year without charge. Certain transfers from the Equity Investor Fund do not count towards the six transfers. Additional transfers may be permitted at a charge of $25 per transfer.

4. INVESTMENTS IN SEPARATE ACCOUNT

   The net assets attributable to Merrill Lynch Life in Separate Account A represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's $12 million investment is not subject to charges for mortality and expense risks. Merrill Lynch Life's investment in Separate Account A may be transferred to Merrill Lynch Life's General Account.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

							    Total                                               Investment of
							   Separate                     Total                   Merrill Lynch
							   Account                    Contracts                      Life
						 =========================== =========================== ===========================
Investment Income:
 Reinvested Dividends                            $              628,885,650  $              628,885,650  $                        0
 Mortality and Expense Charges                                  (83,552,677)                (83,552,677)                          0
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income                                         545,332,973                 545,332,973                           0
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains
  on Investments:
 Net Realized Gains                                              34,560,089                  34,559,597                         492
 Net Change in Unrealized Gains                                   8,212,946                   8,182,946                      30,000
						 --------------------------- --------------------------- ---------------------------
  Net Gain on Investments                                        42,773,035                  42,742,543                      30,492
						 --------------------------- --------------------------- ---------------------------
Increase in Net Assets
 Resulting from Operations                                      588,106,008                 588,075,516                      30,492
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                       998,726,012                 998,726,012                           0
 Transfer of Contract Owner Withdrawals                        (363,871,766)               (363,871,766)                          0
 Transfers Out - Net                                            (45,292,152)                (45,292,152)                          0
 Transfer of Contract Maintenance Charges                        (1,701,345)                 (1,701,345)                          0
 Transfers From General Account - Net                            11,999,508                           0                  11,999,508
						 --------------------------- --------------------------- ---------------------------
  Increase in Net Assets
    Resulting from Principal Transactions                       599,860,257                 587,860,749                  11,999,508
						 --------------------------- --------------------------- ---------------------------

Increase in Net Assets                                        1,187,966,265               1,175,936,265                  12,030,000
Net Assets Beginning Balance                                  5,604,781,680               5,604,781,680                           0
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $            6,792,747,945  $            6,780,717,945  $               12,030,000
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
===============================================================================

							    Total                                               Investment of
							   Separate                     Total                   Merrill Lynch
							   Account                    Contracts                       LIfe
						 =========================== =========================== ===========================
Investment Income:
 Reinvested Dividends                            $              290,197,843  $              290,177,491  $                   20,352
 Mortality and Expense Charges                                  (68,664,481)                (68,664,481)                          0
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income                                         221,533,362                 221,513,010                      20,352
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains                                              87,299,391                  86,293,490                   1,005,901
 Net Change in Unrealized Gains (Losses)                        211,226,102                 211,394,592                    (168,490)
						 --------------------------- --------------------------- ---------------------------
  Net Gain on Investments                                       298,525,493                 297,688,082                     837,411
						 --------------------------- --------------------------- ---------------------------
Increase in Net Assets
 Resulting from Operations                                      520,058,855                 519,201,092                     857,763
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                     1,036,438,880               1,036,438,880                           0
 Transfer of Contract Owner Withdrawals                        (264,290,075)               (264,290,075)                          0
 Transfers Out - Net                                            (34,499,626)                (34,499,626)                          0
 Transfer of Contract Maintenance Charges                        (1,494,689)                 (1,494,689)                          0
 Transfers To General Account                                   (11,026,253)                          0                 (11,026,253)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        725,128,237                 736,154,490                 (11,026,253)
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets                             1,245,187,092               1,255,355,582                 (10,168,490)
Net Assets Beginning Balance                                  4,359,594,588               4,349,426,098                  10,168,490
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $            5,604,781,680  $            5,604,781,680  $                        0
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

												Divisions Investing In
									     =======================================================
										       Domestic
							     Total                       Money                       Prime
							   Separate                     Market                       Bond
							    Account                      Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $              628,885,650  $               16,161,384  $               31,271,685
 Mortality and Expense Charges                                  (83,552,677)                 (4,308,043)                 (6,640,341)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                  545,332,973                  11,853,341                  24,631,344
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                     34,559,597                           0                  (1,410,191)
 Net Change In Unrealized Gains (Losses)                          8,182,946                           0                   7,222,005
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 42,742,543                           0                   5,811,814
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                      588,075,516                  11,853,341                  30,443,158
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                       998,726,012                 891,355,953                   5,698,065
 Transfer of Contract Owner Withdrawals                        (363,871,766)                (37,545,529)                (34,805,434)
 Transfers In (Out) - Net                                       (45,292,152)               (783,503,989)                 61,038,180
 Transfer of Contract Maintenance Charges                        (1,701,345)                    (55,834)                   (122,109)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        587,860,749                  70,250,601                  31,808,702
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                             1,175,936,265                  82,103,942                  62,251,860
Net Assets Beginning Balance                                  5,604,781,680                 295,160,710                 462,230,810
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $            6,780,717,945  $              377,264,652  $              524,482,670
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                                                     30,449,124.5                34,324,782.1
									     =========================== ===========================
Accumulation Unit Value at December 31, 1998                                 $                    12.39  $                    15.28
									     =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

									       Divisions Investing In
						 ===================================================================================
							     High                                                   Special
							    Current                     Quality                      Value
							    Income                      Equity                       Focus
							     Fund                        Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               50,689,306  $              107,492,905  $               97,153,882
 Mortality and Expense Charges                                   (6,921,597)                (10,129,281)                 (5,632,234)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   43,767,709                  97,363,624                  91,521,648
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                     (8,728,259)                 29,270,917                    (927,981)
 Net Change In Unrealized Gains (Losses)                        (59,393,378)                (28,225,772)               (119,246,044)
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                (68,121,637)                  1,045,145                (120,174,025)
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                      (24,353,928)                 98,408,769                 (28,652,377)
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         7,990,057                   7,301,242                   4,212,667
 Transfer of Contract Owner Withdrawals                         (34,175,045)                (46,903,023)                (23,158,893)
 Transfers In (Out) - Net                                        15,041,011                 (68,148,961)                 18,652,580
 Transfer of Contract Maintenance Charges                          (143,284)                   (222,604)                   (131,615)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        (11,287,261)               (107,973,346)                   (425,261)
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               (35,641,189)                 (9,564,577)                (29,077,638)
Net Assets Beginning Balance                                    505,557,411                 758,463,220                 419,765,335
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              469,916,222  $              748,898,643  $              390,687,697
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                         29,043,029.8                33,613,045.0                25,287,229.6
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    16.18  $                    22.28  $                    15.45
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

									       Divisions Investing In
						 ===================================================================================
											Natural                     Global
							   American                    Resources                   Strategy
							   Balanced                      Focus                       Focus
							     Fund                        Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               19,198,769  $                3,760,055  $              126,485,784
 Mortality and Expense Charges                                   (2,262,411)                   (257,236)                 (9,942,393)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   16,936,358                   3,502,819                 116,543,391
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      2,920,918                  (2,143,881)                  4,481,772
 Net Change In Unrealized Gains (Losses)                           (967,160)                 (4,480,623)                (70,281,875)
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  1,953,758                  (6,624,504)                (65,800,103)
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       18,890,116                  (3,121,685)                 50,743,288
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                           0                   7,178,663
 Transfer of Contract Owner Withdrawals                         (11,546,133)                 (1,536,964)                (49,358,277)
 Transfers In (Out) - Net                                       (15,076,786)                 (5,715,356)                (97,999,601)
 Transfer of Contract Maintenance Charges                           (55,019)                     (6,960)                   (266,876)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        (26,677,938)                 (7,259,280)               (140,446,091)
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                (7,787,822)                (10,380,965)                (89,702,803)
Net Assets Beginning Balance                                    172,828,352                  24,694,638                 776,451,668
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              165,040,530  $               14,313,673  $              686,748,865
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          8,811,560.6                 1,411,604.8                40,349,522.0
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    18.73  $                    10.14  $                    17.02
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

									       Divisions Investing In
						 ===================================================================================
							    Global                   International                  Global
							    Utility                     Equity                       Bond
							     Focus                       Focus                       Focus
							     Fund                        Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                9,037,961  $               31,423,900  $                3,799,087
 Mortality and Expense Charges                                   (1,641,919)                 (3,707,219)                   (873,665)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    7,396,042                  27,716,681                   2,925,422
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      7,073,816                  (8,146,766)                   (684,994)
 Net Change In Unrealized Gains (Losses)                         10,189,446                   8,113,828                   4,544,461
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 17,263,262                     (32,938)                  3,859,467
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       24,659,304                  27,683,743                   6,784,889
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                   1,405,783                     377,877
 Transfer of Contract Owner Withdrawals                          (9,128,280)                (15,578,571)                 (4,951,276)
 Transfers In (Out) - Net                                       (12,333,808)               (227,629,998)                (10,084,003)
 Transfer of Contract Maintenance Charges                           (37,489)                    (92,134)                    (18,991)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        (21,499,577)               (241,894,920)                (14,676,393)
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 3,159,727                (214,211,177)                 (7,891,504)
Net Assets Beginning Balance                                    123,352,015                 377,425,655                  69,523,479
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              126,511,742  $              163,214,478  $               61,631,975
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          6,354,180.9                13,703,986.4                 4,521,788.3
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    19.91  $                    11.91  $                    13.63
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

									       Divisions Investing In
						 ===================================================================================
							     Basic                                                Developing
							     Value                    Government                Capital Markets
							     Focus                       Bond                        Focus
							     Fund                        Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               84,619,045  $               12,676,729  $                1,485,449
 Mortality and Expense Charges                                   (8,054,145)                 (3,021,807)                 (1,288,361)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   76,564,900                   9,654,922                     197,088
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                     12,749,915                     498,136                 (18,236,718)
 Net Change In Unrealized Gains (Losses)                        (48,970,590)                  4,897,522                 (19,778,928)
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                (36,220,675)                  5,395,658                 (38,015,646)
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       40,344,225                  15,050,580                 (37,818,558)
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                        12,716,253                   4,988,928                   1,191,061
 Transfer of Contract Owner Withdrawals                         (29,836,435)                (10,789,806)                 (4,286,045)
 Transfers In (Out) - Net                                        29,987,393                 148,353,106                 (25,326,693)
 Transfer of Contract Maintenance Charges                          (171,649)                    (37,452)                    (30,176)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         12,695,562                 142,514,776                 (28,451,853)
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                53,039,787                 157,565,356                 (66,270,411)
Net Assets Beginning Balance                                    534,199,390                 166,904,651                 119,564,011
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              587,239,177  $              324,470,007  $               53,293,600
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                         28,219,085.9                24,286,677.2                 8,301,183.8
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    20.81  $                    13.36  $                     6.42
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

									       Divisions Investing In
						 ===================================================================================
											Global
							     Index                      Growth                      Capital
							     500                         Focus                       Focus
							     Fund                        Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               11,213,689  $                        0  $                        0
 Mortality and Expense Charges                                   (3,600,184)                    (61,384)                    (69,455)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    7,613,505                     (61,384)                    (69,455)
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                     11,102,229                      (3,244)                    (30,107)
 Net Change In Unrealized Gains (Losses)                         40,479,138                   1,261,974                     781,739
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 51,581,367                   1,258,730                     751,632
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       59,194,872                   1,197,346                     682,177
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                        10,033,068                     686,602                   1,568,342
 Transfer of Contract Owner Withdrawals                          (9,963,346)                   (102,182)                   (190,708)
 Transfers In (Out) - Net                                        85,628,340                  12,168,422                  14,631,520
 Transfer of Contract Maintenance Charges                           (53,169)                       (620)                       (571)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         85,644,893                  12,752,222                  16,008,583
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               144,839,765                  13,949,568                  16,690,760
Net Assets Beginning Balance                                    178,557,805                           0                           0
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              323,397,570  $               13,949,568  $               16,690,760
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                         19,261,320.4                 1,298,842.5                 1,724,252.1
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    16.79  $                    10.74  $                     9.68
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

									       Divisions Investing In
						 ===================================================================================

							 International                  1998 ML
							      VIP                     Select Ten                    Quasar
							   Portfolio                  V.I. Trust                   Portfolio
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,090,821  $                  118,581  $                  105,928
 Mortality and Expense Charges                                   (1,715,021)                    (78,905)                    (47,097)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                     (624,200)                     39,676                      58,831
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                       (223,851)                       (332)                   (208,929)
 Net Change In Unrealized Gains (Losses)                         (5,089,067)                    700,205                    (413,674)
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 (5,312,918)                    699,873                    (622,603)
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       (5,937,118)                    739,549                    (563,772)
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           639,537                   1,424,841                     745,539
 Transfer of Contract Owner Withdrawals                          (4,618,387)                    (42,345)                    (72,023)
 Transfers In (Out) - Net                                       276,146,023                  18,795,625                  10,245,068
 Transfer of Contract Maintenance Charges                           (24,176)                       (630)                       (466)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        272,142,997                  20,177,491                  10,918,118
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               266,205,879                  20,917,040                  10,354,346
Net Assets Beginning Balance                                              0                           0                           0
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              266,205,879  $               20,917,040  $               10,354,346
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                         28,051,199.1                 2,066,901.2                 1,208,208.4
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                     9.49  $                    10.12  $                     8.57
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

										Divisions Investing In
						 ===================================================================================
											  MFS
							    Premier                    Emerging                       MFS
							    Growth                      Growth                     Research
							   Portfolio                    Series                      Series
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                  385,721  $                1,213,360  $                3,414,188
 Mortality and Expense Charges                                   (5,474,957)                 (2,033,974)                 (2,202,277)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   (5,089,236)                   (820,614)                  1,211,911
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      1,827,952                     484,669                   2,818,933
 Net Change In Unrealized Gains (Losses)                        163,300,944                  44,127,414                  28,946,288
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                165,128,896                  44,612,083                  31,765,221
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                      160,039,660                  43,791,469                  32,977,132
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                        15,717,563                   5,523,391                   6,243,201
 Transfer of Contract Owner Withdrawals                         (13,938,595)                 (4,599,636)                 (6,902,175)
 Transfers In (Out) - Net                                       230,581,509                  89,495,240                  68,028,154
 Transfer of Contract Maintenance Charges                           (86,376)                    (39,397)                    (40,904)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        232,274,101                  90,379,598                  67,328,276
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               392,313,761                 134,171,067                 100,305,408
Net Assets Beginning Balance                                    233,244,464                  74,748,698                 108,232,833
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              625,558,225  $              208,919,765  $              208,538,241
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                         32,445,966.0                13,340,981.2                14,322,681.4
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    19.28  $                    15.66  $                    14.56
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

								  Divisions Investing In
						 =======================================================
										       AIM V.I.
							   AIM V.I.                     Capital
							     Value                   Appreciation
							     Fund                        Fund
						 =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               13,521,377  $                2,566,044
 Mortality and Expense Charges                                   (2,551,678)                 (1,037,093)
						 --------------------------- ---------------------------
  Net Investment Income (Loss)                                   10,969,699                   1,528,951
						 --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        273,416                   1,802,177
 Net Change In Unrealized Gains (Losses)                         42,993,616                   7,471,477
						 --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 43,267,032                   9,273,654
						 --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       54,236,731                  10,802,605
						 --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         8,263,895                   3,463,484
 Transfer of Contract Owner Withdrawals                          (6,929,160)                 (2,913,498)
 Transfers In (Out) - Net                                       138,264,531                 (16,529,659)
 Transfer of Contract Maintenance Charges                           (42,911)                    (19,933)
						 --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        139,556,355                 (15,999,606)
						 --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               193,793,086                  (5,197,001)
Net Assets Beginning Balance                                    102,527,511                 101,349,024
						 --------------------------- ---------------------------
Net Assets Ending Balance                        $              296,320,597  $               96,152,023
						 =========================== ===========================

Units Outstanding at December 31, 1998                         18,123,583.9                 7,273,224.1
						 =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    16.35  $                    13.22
						 =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
===============================================================================

											       Divisions Investing In
									     =======================================================
										       Domestic
							     Total                       Money                       Prime
							   Separate                     Market                       Bond
							    Account                      Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $              290,177,491  $               14,542,862  $               30,327,250
 Mortality and Expense Charges                                  (68,664,481)                 (3,847,441)                 (6,195,296)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                  221,513,010                  10,695,421                  24,131,954
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                     86,293,490                           0                  (4,716,434)
 Net Change In Unrealized Gains (Losses)                        211,394,592                           0                  11,641,219
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                297,688,082                           0                   6,924,785
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                      519,201,092                  10,695,421                  31,056,739
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                     1,036,438,880                 933,644,733                   3,761,832
 Transfer of Contract Owner Withdrawals                        (264,290,075)                (29,212,336)                (27,209,883)
 Transfers In (Out) - Net                                       (34,499,626)               (873,970,780)                (14,198,500)
 Transfer of Contract Maintenance Charges                        (1,494,689)                    (53,790)                   (129,049)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        736,154,490                  30,407,827                 (37,775,600)
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                             1,255,355,582                  41,103,248                  (6,718,861)
Net Assets Beginning Balance                                  4,349,426,098                 254,057,462                 468,949,671
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $            5,604,781,680  $              295,160,710  $              462,230,810
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                                                     24,720,327.5                32,188,775.1
									     =========================== ===========================
Accumulation Unit Value at December 31, 1997                                 $                    11.94  $                    14.36
									     =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
===============================================================================

										Divisions Investing In
						 ===================================================================================
							     High                                                   Special
							    Current                     Quality                      Value
							    Income                      Equity                       Focus
							     Fund                        Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               40,374,819  $               36,765,087  $               20,905,658
 Mortality and Expense Charges                                   (5,968,459)                 (9,739,085)                 (5,480,346)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   34,406,360                  27,026,002                  15,425,312
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                       (249,044)                 21,824,903                  19,244,460
 Net Change In Unrealized Gains (Losses)                          5,341,214                  91,851,168                   4,677,975
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  5,092,170                 113,676,071                  23,922,435
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       39,498,530                 140,702,073                  39,347,747
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                        11,744,090                   9,977,901                   5,357,994
 Transfer of Contract Owner Withdrawals                         (24,818,883)                (33,114,921)                (19,308,829)
 Transfers In (Out) - Net                                        98,457,214                 (45,836,773)                 (4,985,253)
 Transfer of Contract Maintenance Charges                          (130,439)                   (232,974)                   (133,369)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         85,251,982                 (69,206,767)                (19,069,457)
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               124,750,512                  71,495,306                  20,278,290
Net Assets Beginning Balance                                    380,806,899                 686,967,914                 399,487,045
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              505,557,411  $              758,463,220  $              419,765,335
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                         29,861,630.9                38,815,927.3                25,060,617.0
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.93  $                    19.54  $                    16.75
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
===============================================================================

									       Divisions Investing In
						 ===================================================================================
											Natural                     Global
							   American                    Resources                   Strategy
							   Balanced                      Focus                       Focus
							     Fund                        Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               21,360,451  $                2,948,280  $               40,369,873
 Mortality and Expense Charges                                   (2,385,023)                   (457,908)                (10,835,736)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   18,975,428                   2,490,372                  29,534,137
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      3,780,214                   1,566,646                  12,747,513
 Net Change In Unrealized Gains (Losses)                          2,712,595                  (7,915,418)                 36,155,838
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  6,492,809                  (6,348,772)                 48,903,351
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       25,468,237                  (3,858,400)                 78,437,488
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                               321                           0                  12,652,689
 Transfer of Contract Owner Withdrawals                         (10,401,320)                 (1,985,165)                (43,524,129)
 Transfers In (Out) - Net                                       (29,617,130)                (11,234,544)                (48,413,248)
 Transfer of Contract Maintenance Charges                           (64,708)                    (11,184)                   (295,869)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        (40,082,837)                (13,230,893)                (79,580,557)
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               (14,614,600)                (17,089,293)                 (1,143,069)
Net Assets Beginning Balance                                    187,442,952                  41,783,931                 777,594,737
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              172,828,352  $               24,694,638  $              776,451,668
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                         10,336,623.9                 2,034,154.7                48,987,486.9
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.72  $                    12.14  $                    15.85
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
===============================================================================

										Divisions Investing In
						 ===================================================================================
							    Global                   International                  Global
							    Utility                     Equity                       Bond
							     Focus                       Focus                       Focus
							     Fund                        Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                4,179,108  $                8,520,635  $                4,914,811
 Mortality and Expense Charges                                   (1,654,299)                 (4,978,793)                 (1,002,848)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    2,524,809                   3,541,842                   3,911,963
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      8,056,044                   1,669,626                  (2,555,412)
 Net Change In Unrealized Gains (Losses)                         15,923,529                 (32,014,455)                 (1,487,176)
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 23,979,573                 (30,344,829)                 (4,042,588)
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       26,504,382                 (26,802,987)                   (130,625)
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             8,133                   4,885,367                     838,190
 Transfer of Contract Owner Withdrawals                          (7,452,535)                (17,978,233)                 (4,883,209)
 Transfers In (Out) - Net                                       (26,938,317)                102,717,003                 (13,954,908)
 Transfer of Contract Maintenance Charges                           (41,996)                   (113,230)                    (22,653)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        (34,424,715)                 89,510,907                 (18,022,580)
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                (7,920,333)                 62,707,920                 (18,153,205)
Net Assets Beginning Balance                                    131,272,348                 314,717,735                  87,676,684
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              123,352,015  $              377,425,655  $               69,523,479
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          7,581,562.1                33,698,719.2                 5,666,135.2
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.27  $                    11.20  $                    12.27
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
===============================================================================

									       Divisions Investing In
						 ===================================================================================
							     Basic                                                Developing
							     Value                    Government                Capital Markets
							     Focus                       Bond                        Focus
							     Fund                        Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               49,988,204  $                8,335,134  $                1,488,739
 Mortality and Expense Charges                                   (6,545,003)                 (1,725,650)                 (1,483,500)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   43,443,201                   6,609,484                       5,239
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                     16,585,545                     106,665                     146,033
 Net Change In Unrealized Gains (Losses)                         20,005,200                   3,709,134                 (12,453,540)
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 36,590,745                   3,815,799                 (12,307,507)
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       80,033,946                  10,425,283                 (12,302,268)
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                        12,493,113                     818,167                   2,271,822
 Transfer of Contract Owner Withdrawals                         (22,299,460)                 (5,804,954)                 (3,904,289)
 Transfers In (Out) - Net                                         9,919,139                  78,350,161                  54,002,609
 Transfer of Contract Maintenance Charges                          (142,677)                    (23,186)                    (31,308)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            (29,885)                 73,340,188                  52,338,834
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                80,004,061                  83,765,471                  40,036,566
Net Assets Beginning Balance                                    454,195,329                  83,139,180                  79,527,445
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              534,199,390  $              166,904,651  $              119,564,011
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                         27,721,815.8                13,405,996.1                12,981,977.3
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    19.27  $                    12.45  $                     9.21
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
===============================================================================

									       Divisions Investing In
						 ===================================================================================
														      MFS
							     Index                      Premier                    Emerging
							     500                        Growth                      Growth
							     Fund                      Portfolio                    Series
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                    1,003  $                  138,947  $                    1,219
 Mortality and Expense Charges                                   (1,609,747)                 (1,671,447)                   (534,089)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   (1,608,744)                 (1,532,500)                   (532,870)
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      4,106,058                   1,723,613                     (30,146)
 Net Change In Unrealized Gains (Losses)                         23,388,329                  23,660,431                   6,765,039
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 27,494,387                  25,384,044                   6,734,893
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       25,885,643                  23,851,544                   6,202,023
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         3,957,378                   9,250,515                   5,768,632
 Transfer of Contract Owner Withdrawals                          (4,367,198)                 (2,829,661)                   (782,634)
 Transfers In (Out) - Net                                       152,765,923                 202,844,111                  63,330,519
 Transfer of Contract Maintenance Charges                           (18,431)                    (17,670)                     (5,085)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        152,337,672                 209,247,295                  68,311,432
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               178,223,315                 233,098,839                  74,513,455
Net Assets Beginning Balance                                        334,490                     145,625                     235,243
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              178,557,805  $              233,244,464  $               74,748,698
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                         13,455,750.2                17,656,658.9                 6,318,571.3
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    13.27  $                    13.21  $                    11.83
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
===============================================================================

									       Divisions Investing In
						 ===================================================================================
														   AIM V.I.
							      MFS                      AIM V.I.                     Capital
							   Research                      Value                   Appreciation
							    Series                       Fund                        Fund
						 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                    1,829  $                3,680,533  $                1,333,049
 Mortality and Expense Charges                                     (949,113)                   (716,909)                   (883,789)
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                     (947,284)                  2,963,624                     449,260
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      3,235,812                      20,750                    (969,356)
 Net Change In Unrealized Gains (Losses)                         10,138,223                   4,932,625                   4,362,662
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 13,374,035                   4,953,375                   3,393,306
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       12,426,751                   7,916,999                   3,842,566
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         6,271,152                   7,848,715                   4,888,136
 Transfer of Contract Owner Withdrawals                          (1,528,053)                   (993,891)                 (1,890,492)
 Transfers In (Out) - Net                                        90,820,896                  87,455,713                  93,986,539
 Transfer of Contract Maintenance Charges                           (10,875)                     (6,070)                    (10,126)
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         95,553,120                  94,304,467                  96,974,057
						 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               107,979,871                 102,221,466                 100,816,623
Net Assets Beginning Balance                                        252,962                     306,045                     532,401
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              108,232,833  $              102,527,511  $              101,349,024
						 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          9,049,568.0                 8,189,098.3                 9,024,846.3
						 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    11.96  $                    12.52  $                    11.23
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS INVESTMENT OF MERRILL LYNCH LIFE INSURANCE COMPANY
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

											      Divisions Investing In
									     =======================================================
											Global
							Investment of                   Growth                      Capital
							Merrill Lynch                    Focus                       Focus
							     Life                        Fund                        Fund
						 =========================== =========================== ===========================
Investment Income:
 Reinvested Dividends                            $                        0  $                        0  $                        0
						 --------------------------- --------------------------- ---------------------------
  Net Investment Income                                                   0                           0                           0
						 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains                                                     492                           0                           0
 Net Change In Unrealized Gains (Losses)                             30,000                     246,000                    (216,000)
						 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                     30,492                     246,000                    (216,000)
						 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                           30,492                     246,000                    (216,000)
						 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfers (To) From General Account                             11,999,508                   3,000,000                   9,000,000
						 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         11,999,508                   3,000,000                   9,000,000
						 --------------------------- --------------------------- ---------------------------
Increase in Net Assets                                           12,030,000                   3,246,000                   8,784,000
Net Assets Beginning Balance                                              0                           0                           0
						 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               12,030,000  $                3,246,000  $                8,784,000
						 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS INVESTMENT OF MERRILL LYNCH LIFE INSURANCE COMPANY
FOR THE YEAR ENDED DECEMBER 31, 1998
===============================================================================

						    Divisions Investing In
						 ===========================

							    1998 ML
							  Select Ten
							  V.I. Trust
						 ===========================
Investment Income:
 Reinvested Dividends                            $                        0
						 ---------------------------
  Net Investment Income                                                   0
						 ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains                                                     492
 Net Change In Unrealized Gains (Losses)                                  0
						 ---------------------------
  Net Gain (Loss) on Investments                                        492
						 ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                              492
						 ---------------------------

Changes from Principal Transactions:
 Transfers (To) From General Account                                   (492)
						 ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                               (492)
						 ---------------------------
Increase in Net Assets                                                    0
Net Assets Beginning Balance                                              0
						 ---------------------------
Net Assets Ending Balance                        $                        0
						 ===========================


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS INVESTMENT OF MERRILL LYNCH LIFE INSURANCE COMPANY
FOR THE YEAR ENDED DECEMBER 31, 1997
===============================================================================

										 Division Investing In
									     ===========================

							Investment of                   Index
							Merrill Lynch                    500
							     Life                        Fund
						 =========================== ===========================
Investment Income:
 Reinvested Dividends                            $                   20,352  $                   20,352
						 --------------------------- ---------------------------
  Net Investment Income                                              20,352                      20,352
						 --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains                                               1,005,901                   1,005,901
 Net Change In Unrealized Losses                                   (168,490)                   (168,490)
						 --------------------------- ---------------------------
  Net Gain on Investments                                           837,411                     837,411
						 --------------------------- ---------------------------

Increase in Net Assets
 Resulting from Operations                                          857,763                     857,763
						 --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfers To General Account                                   (11,026,253)                (11,026,253)
						 --------------------------- ---------------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                        (11,026,253)                (11,026,253)
						 --------------------------- ---------------------------
Decrease in Net Assets                                          (10,168,490)                (10,168,490)
Net Assets Beginning Balance                                     10,168,490                  10,168,490
						 --------------------------- ---------------------------
Net Assets Beginning Balance                     $                        0  $                        0
						 =========================== ===========================


INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of net assets of Merrill Lynch Life Variable Annuity Separate Account B (the "Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company (the "Company"). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.





February 4, 1999

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
================================================================================

                                                                                                                      Market
                                                                       Cost                   Shares                   Value
                                                             ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch
 Variable Series Funds, Inc. (Note 1):

Reserve Assets Fund                                          $           11,754,833              11,754,833  $           11,754,833







                                                             -----------------------                         -----------------------
TOTAL ASSETS                                                 $           11,754,833                                      11,754,833
                                                             =======================                         -----------------------









LIABILITIES:
Due to Merrill Lynch Life Insurance Company                                                                                   2,783
                                                                                                             -----------------------
TOTAL LIABILITIES                                                                                                             2,783
                                                                                                             -----------------------
NET ASSETS                                                                                                   $           11,752,050
                                                                                                             =======================


See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
================================================================================

                                                                                               1998                    1997
                                                                                     ======================= =======================
Investment Income:
 Reinvested Dividends                                                                $              597,392  $              533,221
 Mortality and Expense Charges (Note 3)                                                             (77,952)                (68,596)
                                                                                     ----------------------- -----------------------
  Net Investment Income                                                                             519,440                 464,625
                                                                                     ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                          519,440                 464,625
                                                                                     ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                           707,731               1,478,356
 Transfer of Contract Owner Withdrawals                                                         (46,464,192)            (35,909,137)
 Transfers In - Net                                                                              45,685,090              34,778,242
 Transfer of Contract Maintenance Charges (Note 3)                                                   (2,819)                 (2,868)
                                                                                     ----------------------- -----------------------
 Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                                                            (74,190)                344,593
                                                                                     ----------------------- -----------------------

Increase in Net Assets                                                                              445,250                 809,218
Net Assets Beginning Balance                                                                     11,306,800              10,497,582
                                                                                     ----------------------- -----------------------
Net Assets Ending Balance                                                            $           11,752,050  $           11,306,800
                                                                                     ======================= =======================



Reserve Assets Fund:                                                                           1998                    1997
                                                                                     ======================= =======================

Units Outstanding at December 31,                                                                 913,135.2               917,759.7
                                                                                     ======================= =======================

Accumulation Unit Value at December 31,                                              $                12.87  $                12.32
                                                                                     ======================= =======================





See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account B ("Separate Account B"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the
   Investment Company Act of 1940 and consists of one investment division. The investment division invests in the securities of the Reserve Assets Fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the Reserve Assets Fund portfolio is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account B are registered in the name of Merrill Lynch Life. Separate Account B's assets are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

   Investments in the division are included in the statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Investment transactions are recorded on the trade date.

   The operations of Separate Account B are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of .65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1998 and 1997, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.





February 22, 1999

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)


ASSETS                                                                    1998                  1997
-------                                                              -------------         -------------
INVESTMENTS:
Fixed maturity securities, at estimated fair value
   (amortized cost: 1998 - $2,504,599; 1997 - $2,927,562)            $  2,543,097          $  3,008,608
Equity securities, at estimated fair value
   (cost: 1998 - $162,710; 1997 - $72,599)                                158,591                73,612
Trading account securities, at estimated fair value                        17,280                15,625
Real estate held-for-sale                                                  25,960                31,805
Policy loans on insurance contracts                                     1,139,456             1,118,139
                                                                     -------------         -------------
   Total Investments                                                    3,884,384             4,247,789


CASH AND CASH EQUIVALENTS                                                  95,377                86,388
ACCRUED INVESTMENT INCOME                                                  73,459                78,224
DEFERRED POLICY ACQUISITION COSTS                                         405,640               365,105
FEDERAL INCOME TAXES - DEFERRED                                             9,403                     -
REINSURANCE RECEIVABLES                                                     2,893                 1,617
AFFILIATED RECEIVABLES - NET                                                    -                   166
RECEIVABLES FROM SECURITIES SOLD                                           14,938                75,820
OTHER ASSETS                                                               46,512                49,353
SEPARATE ACCOUNTS ASSETS                                               10,571,489             9,149,119
                                                                     -------------         -------------

TOTAL ASSETS                                                         $ 15,104,095          $ 14,053,581
                                                                     =============         =============






See notes to financial statements.


LIABILITIES AND STOCKHOLDER'S EQUITY                                     1998                  1997
------------------------------------                                -------------          -------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                  $  3,816,744           $  4,188,110
   Claims and claims settlement expenses                                  63,925                 50,574
                                                                    -------------          -------------
          Total policy liabilities and accruals                        3,880,669              4,238,684

 OTHER POLICYHOLDER FUNDS                                                 20,802                 27,160
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                  13,864                 15,374
 FEDERAL INCOME TAXES - DEFERRED                                               -                  1,183
 FEDERAL INCOME TAXES - CURRENT                                           15,840                 24,438
 AFFILIATED PAYABLES - NET                                                   822                      -
 PAYABLES FOR SECURITIES PURCHASED                                        10,541                 95,135
 UNEARNED POLICY CHARGE REVENUE                                           55,235                 32,102
 OTHER LIABILITIES                                                        24,273                 22,332
 SEPARATE ACCOUNTS LIABILITIES                                        10,559,459              9,149,119
                                                                    -------------          -------------
          Total Liabilities                                           14,581,505             13,605,527
                                                                    -------------          -------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                      2,000                  2,000
 Additional paid-in capital                                              347,324                347,324
 Retained earnings                                                       173,496                 80,735
 Accumulated other comprehensive income (loss)                              (230)                17,995
                                                                    -------------          -------------
          Total Stockholder's Equity                                     522,590                448,054
                                                                    -------------          -------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                          $ 15,104,095           $ 14,053,581
                                                                    =============          =============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
   Net investment income                                             $   272,038           $   308,702           $   336,661
   Net realized investment gains                                          12,460                13,289                 8,862
 Policy charge revenue                                                   197,662               178,933               158,829
                                                                     ------------          ------------          ------------
        Total Revenues                                                   482,160               500,924               504,352
                                                                     ------------          ------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    195,676               209,542               235,255
 Market value adjustment expense                                           5,528                 4,079                 6,071
 Policy benefits (net of reinsurance recoveries: 1998 - $9,761;
   1997 - $10,439; 1996 - $8,317)                                         31,891                27,029                21,052
 Reinsurance premium ceded                                                19,972                17,879                15,582
 Amortization of deferred policy acquisition costs                        44,835                72,111                62,036
 Insurance expenses and taxes                                             51,735                49,105                47,077
                                                                     ------------          ------------          ------------
        Total Benefits and Expenses                                      349,637               379,745               387,073
                                                                     ------------          ------------          ------------
        Earnings Before Federal Income Tax Provision                     132,523               121,179               117,279
                                                                     ------------          ------------          ------------
FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  40,535                52,705                22,814
 Deferred                                                                   (773)              (12,261)               15,078
                                                                     ------------          ------------          ------------
        Total Federal Income Tax Provision                                39,762                40,444                37,892
                                                                     ------------          ------------          ------------

NET EARNINGS                                                         $    92,761           $    80,735           $    79,387
                                                                     ============          ============          ============







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    92,761           $    80,735           $    79,387
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period       (31,718)               22,347               (79,749)
   Reclassification adjustment for gains included in net earnings        (15,932)              (12,390)               (8,622)
                                                                     ------------          ------------          ------------
    Net unrealized gains (losses) on investment securities               (47,650)                9,957               (88,371)

   Adjustments for:
     Policyholder liabilities                                             14,483                10,094                58,415
     Deferred policy acquisition costs                                     5,129                  (822)               12,411

 Income tax (expense) benefit related to items of
   other comprehensive income                                              9,813                (6,730)                6,141
                                                                     ------------          ------------          ------------
 Other comprehensive income (loss), net of tax                           (18,225)               12,499               (11,404)
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $    74,536           $    93,234           $    67,983
                                                                     ============          ============          ============






See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                                                    Accumulated
                                                                Additional                             Other             Total
                                                Common           Paid-in          Retained         Comprehensive     Stockholder's
                                                 Stock           Capital          Earnings         Income (loss)         Equity
                                              -----------      -----------       -----------       -------------     -------------
BALANCE, JANUARY 1, 1996                      $    2,000       $  501,455        $   76,482        $    16,900       $    596,837

 Dividend to Parent                                               (98,518)          (76,482)                             (175,000)
 Net earnings                                                                        79,387                                79,387
 Other comprehensive loss, net of tax                                                                  (11,404)           (11,404)
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1996                         2,000          402,937            79,387              5,496            498,820

 Dividend to Parent                                               (55,613)          (79,387)                             (135,000)
 Net earnings                                                                        80,735                                80,735
 Other comprehensive income, net of tax                                                                 12,499             12,499
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1997                         2,000          347,324            80,735             17,995            448,054

 Net earnings                                                                        92,761                                92,761
 Other comprehensive loss, net of tax                                                                  (18,225)           (18,225)
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1998                    $    2,000       $  347,324        $  173,496        $      (230)      $    522,590
                                              ===========      ===========       ===========       ============      =============







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                         1998                  1997                  1996
                                                                     -----------           -----------           -----------
OPERATING ACTIVITIES:
 Net earnings                                                        $   92,761            $   80,735            $   79,387
  Adjustments to reconcile net earnings to net cash and cash equivalents provided (used) by operating activities:
   Amortization of deferred policy acquisition costs                     44,835                72,111                62,036
   Capitalization of policy acquisition costs                           (80,241)              (71,577)              (43,668)
   Amortization (accretion) of investments                               (5,350)               (4,672)               (4,836)
   Net realized investment gains                                        (12,460)              (13,289)               (8,862)
   Interest credited to policyholders' account balances                 195,676               209,542               235,255
   Provision (benefit) for deferred Federal income tax                     (773)              (12,261)               15,078
   Changes in operating assets and liabilities:
      Accrued investment income                                           4,765                 7,962                 5,756
      Claims and claims settlement expenses                              13,351                10,908                 9,854
      Federal income taxes - current                                     (8,598)                3,470                13,935
      Other policyholder funds                                           (6,358)                7,740                 5,813
      Liability for guaranty fund assessments                            (1,510)               (3,399)               (2,371)
      Affiliated receivables/payables                                       988                (6,330)                3,735
   Policy loans on insurance contracts                                  (21,317)              (26,068)              (52,804)
   Trading account securities                                              (287)              (14,928)                    -
   Unearned policy charge revenue                                        23,133                11,269                 7,801
   Other, net                                                             3,506                   452               (10,194)
            Net cash and cash equivalents provided                   -----------           -----------           -----------
                by operating activities                                 242,121               251,665               315,915
                                                                     -----------           -----------           -----------
INVESTING ACTIVITIES:
   Sales of available-for-sale securities                               893,619               846,041               847,091
   Maturities of available-for-sale securities                          451,759               595,745               536,449
   Purchases of available-for-sale securities                        (1,028,086)           (1,156,222)             (956,840)
   Mortgage loans principal payments received                                 -                68,864                22,789
   Purchases of mortgage loans                                                -                (5,375)                    -
   Sales of real estate held-for-sale                                    14,135                 6,060                 5,407
   Recapture of investment in Separate Accounts                               -                11,026                 8,829
   Investment in Separate Accounts                                      (12,000)                  (21)              (10,063)
            Net cash and cash equivalents provided                   -----------           -----------           -----------
                by investing activities                                 319,427               366,118               453,662
                                                                     -----------           -----------           -----------




See notes to financial statements.
(Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Continued) (Dollars In Thousands)

                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $         -           $  (135,000)          $  (175,000)
   Policyholders' account balances:
       Deposits                                                        1,042,509             1,101,934               542,062
       Withdrawals (including transfers to/from Separate Accounts)    (1,595,068)           (1,593,320)           (1,090,572)
           Net cash and cash equivalents used                        ------------          ------------          ------------
               by financing activities                                  (552,559)             (626,386)             (723,510)
                                                                     ============          ============          ============
NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                                          8,989                (8,603)               46,067

CASH AND CASH EQUIVALENTS
 Beginning of year                                                        86,388                94,991                48,924
                                                                     ------------          ------------          ------------
 End of year                                                         $    95,377           $    86,388           $    94,991
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information
 Cash paid to affiliates for:
   Federal income taxes                                              $    49,133           $    49,235           $     8,880
   Interest                                                                  860                   842                   988







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)


NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products primarily variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

 Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risk and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

 Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency)
 BBB- or higher.

 All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains (losses).

 Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Investments in limited partnerships are carried at cost.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                            1998           1997           1996
                         -----------    -----------    -----------
 Beginning balance       $  102,252     $  112,249     $  124,833
 Capitalized amounts          6,085          5,077          5,077
 Interest accrued             7,669          9,653         10,669
 Amortization               (14,213)       (24,727)       (28,330)
                         -----------    -----------    -----------
 Ending balance          $  101,793     $  102,252     $  112,249
                         ===========    ===========    ===========

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    1999         $ 7,045
                    2000         $ 6,110
                    2001         $ 5,670
                    2002         $ 5,400
                    2003         $ 5,386

 Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 1998, the $12,030 excess of Separate Accounts Assets over Separate Accounts liabilities represents the Company's temporary investment in certain investment divisions that were made to facilitate the establishment of those investment divisions.

 Net investment income and net realized and unrealized gains
 (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products        4.00% -  5.70%
 Interest-sensitive deferred annuities   3.40% -  8.69%
 Immediate annuities                     3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Claims and Claims Settlement Expenses: For life insurance products, the liability equals the death benefit for claims that have been reported to the Company and an estimate based
 upon prior experience for unreported claims.   For annuity
 products, the liability equals the guaranteed minimum death benefit reserve.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

 Accounting Pronouncements: During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". This pronouncement requires a Company to present disaggregated information based on the internal segments used in managing its business. Adoption did not impact the Company's financial position or results of operations, but it did affect the presentation of the Company's disclosures (See Note 9).

 In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and for Hedging Activities". This pronouncement will be effective for annual periods beginning after June 15, 1999. Adoption of this pronouncement is not expected to have a material impact on the Company's financial position or results of operations.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                 1998            1997
                                             ------------   -------------
  Assets:
   Fixed maturity securities (1)            $  2,543,097    $  3,008,608
   Equity securities (1), (2)                    158,591          73,612
   Trading account securities (1)                 17,280          15,625
   Policy loans on insurance contracts (3)     1,139,456       1,118,139
   Cash and cash equivalents (4)                  95,377          86,388
   Separate Accounts assets (5)               10,571,489       9,149,119
                                            -------------   -------------
  Total financial instruments               $ 14,525,290    $ 13,451,491
                                            =============   =============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value, having an amortized cost of $376,993 and $389,728, had an estimated fair value of $375,470 and $396,253, respectively.

 (2) The Company has investments in two limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 1998 and 1997, the Company's limited partnership investments were $11,569 and $4,744, respectively.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                              1998
                                              -----------------------------------------------------------------
                                                  Cost /           Gross             Gross           Estimated
                                                Amortized        Unrealized        Unrealized          Fair
                                                  Cost             Gains             Losses            Value
                                              ------------      ------------      ------------      -----------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,079,867       $    56,703       $    29,078       $ 2,107,492
   Mortgage-backed securities                     229,197             7,908                43           237,062
   U.S. Government and agencies                   150,500             6,393             1,328           155,565
   Foreign governments                             21,157                35             2,996            18,196
   Municipals                                      23,878               905                 1            24,782
                                              ------------      ------------      ------------      ------------
      Total fixed maturity securities         $ 2,504,599       $    71,944       $    33,446       $ 2,543,097
                                              ============      ============      ============      ============

  Equity securities:
   Non-redeemable preferred stocks            $   151,130       $       699       $     4,823       $   147,006
   Limited partnerships                            11,569                 -                 -            11,569
   Common stocks                                       11                 5                 -                16
                                              ------------      ------------      ------------      ------------
      Total equity securities                 $   162,710       $       704       $     4,823       $   158,591
                                              ============      ============      ============      ============


                                                                              1997
                                              -----------------------------------------------------------------
                                                 Cost /            Gross            Gross            Estimated
                                                Amortized        Unrealized       Unrealized           Fair
                                                  Cost             Gains            Losses             Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,412,171       $    73,318       $     6,963       $ 2,478,526
   Mortgage-backed securities                     339,015            12,320               224           351,111
   U.S. Government and agencies                   119,107             2,767               111           121,763
   Foreign governments                             36,585               198             1,125            35,658
   Municipals                                      20,684               866                 -            21,550
                                              ------------      ------------      ------------      ------------
      Total fixed maturity securities         $ 2,927,562       $    89,469       $     8,423       $ 3,008,608
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $    67,845       $     1,187       $       185       $    68,847
   Limited partnerships                             4,744                 -                 -             4,744
   Common stocks                                       10                11                 -                21
                                              ------------      ------------      ------------      ------------
      Total equity securities                 $    72,599       $     1,198       $       185       $    73,612
                                              ============      ============      ============      ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by contractual maturity were:

                                                                Estimated
                                               Amortized           Fair
                                                  Cost             Value
                                              ------------      ------------
  Fixed maturity securities:
   Due in one year or less                    $   383,825       $   383,628
   Due after one year through five years          926,665           950,938
   Due after five years through ten years         599,278           610,339
   Due after ten years                            365,634           361,130
                                              ------------      ------------
                                                2,275,402         2,306,035
   Mortgage-backed securities                     229,197           237,062
                                              ------------      ------------
    Total fixed maturity securities           $ 2,504,599       $ 2,543,097
                                              ============      ============

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by rating agency equivalent were:
                                                                 Estimated
                                               Amortized           Fair
                                                 Cost              Value
                                              ------------      ------------
  AAA                                         $   479,923       $   495,661
  AA                                              146,703           148,169
  A                                               756,880           773,977
  BBB                                             992,041         1,005,835
  Non-investment grade                            129,052           119,455
                                              ------------      ------------
    Total fixed maturity securities           $ 2,504,599       $ 2,543,097
                                              ============      ============

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from available-for-sale investments had actually been realized, with corresponding credits or charges reported in stockholder's equity as a component of accumulated other comprehensive income (loss), net of taxes. The following reconciles net unrealized investment gains (losses) on available-for-sale investments at December 31:

                                                       1998           1997
                                                   ------------    ------------
  Assets:
   Fixed maturity securities                       $    38,498     $    81,046
   Equity securities                                    (4,119)          1,013
   Deferred policy acquisition costs                      (323)         (5,452)
   Federal income taxes - deferred                         124               -
   Separate Accounts assets                                 30               -
                                                   ------------    ------------
                                                        34,210          76,607
                                                   ------------    ------------
  Liabilities:
   Policyholders' account balances                      34,440          48,923
   Federal income taxes - deferred                           -           9,689
                                                   ------------    ------------
                                                        34,440          58,612
                                                   ------------    ------------
  Stockholder's equity:
   Accumulated other comprehensive income (loss)   $      (230)    $    17,995
                                                   ============    ============


 During the third quarter 1997, the Company provided $15,000 initial funding for a trading portfolio, composed of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $932 and $520 at December 31, 1998 and 1997, respectively.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1998          1997          1996
                                       ----------    ----------    ----------
  Proceeds                             $  893,619    $  846,041    $  847,091
  Gross realized investment gains          20,232        16,783        19,078
  Gross realized investment losses         17,429         7,193        10,749

 The Company had investment securities with a carrying value of $27,189 and $26,508 that were deposited with insurance regulatory authorities at December 31, 1998 and 1997, respectively.

 At December 31, 1998, the Company's $12,030 investment in
 Separate Account assets included $30 of unrealized gains.
 During 1997, the Company realized a $1,005 gain on the sale of its investment in the Separate Accounts.

 All outstanding mortgage loans were repaid during 1997.
 Information on impaired loans for the years ended December 31 follows:

                                                        1997           1996
                                                     -----------    -----------
  Average investment in impaired loans               $   30,945     $   79,668
  Interest income recognized (cash basis)                 2,830          4,848


 For the years ended December 31, 1997 and 1996, $7,891 and
 $28,555, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

 Net investment income arose from the following sources for the years ended December 31:

                                           1998          1997           1996
                                      ------------   -----------    -----------
  Fixed maturity securities           $   202,313    $  236,325     $  266,916
  Equity securities                         9,234         3,020          1,876
  Mortgage loans                                -         4,627          9,764
  Real estate held-for-sale                 2,264         1,939            563
  Policy loans on insurance contracts      59,236        57,998         56,512
  Cash and cash equivalents                 3,912         9,570          6,710
  Other                                       761           709            899
                                      ------------   -----------    -----------
  Gross investment income                 277,720       314,188        343,240
  Less investment expenses                 (5,682)       (5,486)        (6,579)
                                      ------------   -----------    -----------
  Net investment income               $   272,038    $  308,702     $  336,661
                                      ============   ===========    ===========

Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                          1998           1997           1996
                                      ------------   -----------    -----------
  Fixed maturity securities           $     2,617    $    6,149     $    4,690
  Equity securities                           186         3,441          3,639
  Trading account securities                1,368           697              -
  Investment in Separate Accounts               -         1,005            106
  Mortgage loans                                -         6,252            599
  Real estate held-for-sale                 8,290        (4,252)          (171)
  Cash and cash equivalents                    (1)           (3)            (1)
                                      ------------   -----------    -----------
  Net realized investment gains       $    12,460    $   13,289     $    8,862
                                      ============   ===========    ===========

 The following is a reconciliation of the change in valuation allowances that were recorded to reflect other-than-temporary declines in the estimated fair value of mortgage loans for the years ended December 31, 1997 and 1996.

                         Balance at   Additions                   Balance at
                         Beginning    Charged to      Write -        End
                          of Year     Operations       Downs        of Year
                        -----------   -----------   -----------   -----------
       1997             $   17,652    $        -    $   17,652    $        -
       1996                 35,881             -        18,229        17,652


NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                   1998              1997              1996
                                              ------------      ------------      ------------
  Provision for income taxes computed at
    Federal statutory rate                    $    46,383       $    42,413       $    41,048

  Decrease in income taxes resulting from:
    Dividend received deduction                    (3,664)           (1,969)           (3,135)
    Foreign tax credit                             (2,957)                -                 -
    Other                                               -                 -               (21)
                                              ------------      ------------      ------------
  Federal income tax provision                $    39,762       $    40,444       $    37,892
                                              ============      ============      ============

 The Federal statutory rate for each of the three years in the period ended December 31, 1998 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                  1998             1997              1996
                                              ------------      ------------      ------------
  Deferred policy acquisition costs           $    11,062       $    (2,422)      $    (5,770)
  Policyholders' account balances                 (10,950)          (16,099)           15,004
  Liability for guaranty fund assessments             529             1,190               760
  Investment adjustments                           (1,350)            5,070             5,122
  Other                                               (64)                -               (38)
                                              ------------      ------------      ------------
  Deferred Federal income tax
   provision (benefit)                        $      (773)      $   (12,261)      $    15,078
                                              ============      ============      ============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                    1998              1997
                                                                ------------      ------------
  Deferred tax assets:
   Policyholders' account balances                              $   106,132       $    95,182
   Investment adjustments                                             1,951               601
   Liability for guaranty fund assessments                            4,852             5,381
   Net unrealized investment loss on investment securities              124                 -
                                                                ------------      ------------
      Total deferred tax assets                                     113,059           101,164
                                                                ------------      ------------
  Deferred tax liabilities:
   Deferred policy acquisition costs                                 99,732            88,670
   Net unrealized investment gain on investment securities                -             9,689
   Other                                                              3,924             3,988
                                                                ------------      ------------
      Total deferred tax liabilities                                103,656           102,347
                                                                ------------      ------------
      Net deferred tax (asset) liability                        $    (9,403)      $     1,183
                                                                ============      ============

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $750 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $589 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1998, the Company had the following life insurance in-force:

                                                                                                             Percentage
                                                       Ceded to           Assumed                             of amount
                                       Gross             other           from other          Net             assumed to
                                       amount          companies         companies          amount               net
                                    -----------       -----------       -----------       -----------        ----------
   Life insurance
       in force                     $13,124,108       $ 3,259,006       $    1,771        $ 9,866,872              0%


 The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

NOTE 6.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,179, $43,028 and $43,515 for the years ended December 31, 1998, 1997 and 1996, respectively. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest paid was $860, $842 and $988 for 1998, 1997 and 1996, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,915, $1,913 and $2,279 for 1998, 1997 and 1996, respectively.

 MLIG has entered into agreements with MLAM and Hotchkis & Wiley ("H&W"), a division of MLAM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has in-force. Under this agreement, MLAM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $20,289, $19,057 and $16,514 during 1998, 1997 and 1996, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $79,117, $72,729 and $42,639 for 1998, 1997 and 1996, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 The Company paid no dividends in 1998. During 1997 and 1996, the Company paid dividends of $135,000 and $175,000, respectively, to MLIG. Of these stockholders' dividends, $110,030 and $175,000 respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance
 Commissioner.

 At December 31, 1998 and 1997, approximately $29,707 and $24,304, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1998 and 1997, were $299,069 and $245,042, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1998, 1997 and 1996 was $55,813, $81,963 and $93,532, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1998 and 1997, based on the RBC formula, the Company's total adjusted capital level was 473% and 394%, respectively, of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Arkansas will require adoption of Codification for the preparation of statutory financial statements.
 Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 1998 and 1997, the Company has established an estimated liability for future guaranty fund assessments of $13,864 and $15,374, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1998, $6,569 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9.   SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and related earnings that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1998                                         Insurance          Annuities            Other            Total
--------                                      ------------       ------------      ------------      ------------
  Net interest spread (a)                     $    35,228        $    32,765       $     8,369       $    76,362
  Other revenues                                   84,836            124,864               422           210,122
                                              ------------       ------------      ------------      ------------
  Net revenues                                    120,064            157,629             8,791           286,484
                                              ------------       ------------      ------------      ------------

  Policy benefits                                  18,397             13,494                 -            31,891
  Reinsurance premiums ceded                       19,972                  -                 -            19,972
  DAC amortization                                 13,040             31,795                 -            44,835
  Other non-interest expenses                      18,030             39,233                 -            57,263
                                              ------------       ------------      ------------      ------------
  Total non-interest expenses                      69,439             84,522                 -           153,961
                                              ------------       ------------      ------------      ------------
  Net earnings before Federal income
      tax provision                                50,625             73,107             8,791           132,523
  Income tax expense                               16,033             20,653             3,076            39,762
                                              ------------       ------------      ------------      ------------
  Net earnings                                $    34,592        $    52,454       $     5,715       $    92,761
                                              ============       ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 6,069,649        $ 8,885,981       $   148,465       $15,104,095
  Deferred policy acquisition costs           $   207,713        $   197,927       $         -       $   405,640
  Policy liabilities and accruals             $ 2,186,001        $ 1,694,668       $         -       $ 3,880,669
  Other policyholder funds                    $    16,033        $         -       $     4,769       $    20,802

                                                 Life
  1997                                         Insurance         Annuities           Other              Total
--------                                      ------------      ------------      ------------      ------------
  Net interest spread (a)                     $    38,826       $    47,973       $    12,361       $    99,160
  Other revenues                                   86,301           102,782             3,139           192,222
                                              ------------      ------------      ------------      ------------
  Net revenues                                    125,127           150,755            15,500           291,382
                                              ------------      ------------      ------------      ------------

  Policy benefits                                  15,876            11,153                 -            27,029
  Reinsurance premiums ceded                       17,879                 -                 -            17,879
  DAC amortization                                 36,180            35,931                 -            72,111
  Other non-interest expenses                      16,545            36,639                 -            53,184
                                              ------------      ------------      ------------      ------------
  Total non-interest expenses                      86,480            83,723                 -           170,203
                                              ------------      ------------      ------------      ------------
  Net earnings before Federal
      income tax provision                         38,647            67,032            15,500           121,179
  Income tax expense                               12,753            22,265             5,426            40,444
                                              ------------      ------------      ------------      ------------
  Net earnings                                $    25,894       $    44,767       $    10,074       $    80,735
                                              ============      ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 5,925,872       $ 7,998,461       $   129,248       $14,053,581
  Deferred policy acquisition costs           $   182,610       $   182,495       $         -       $   365,105
  Policy liabilities                          $ 2,229,533       $ 2,009,151       $         -       $ 4,238,684
  Other policyholder funds                    $    18,788       $         -       $     8,372       $    27,160

                                                 Life
  1996                                         Insurance         Annuities           Other             Total
--------                                      ------------      ------------      ------------      ------------
  Net interest spread (a)                     $    40,805       $    44,994       $    15,607       $   101,406
  Other revenues                                   78,759            86,430             2,502           167,691
                                              ------------      ------------      ------------      ------------
  Net revenues                                    119,564           131,424            18,109           269,097
                                              ------------      ------------      ------------      ------------

  Policy benefits                                  12,150             8,902                 -            21,052
  Reinsurance premiums ceded                       15,582                 -                 -            15,582
  DAC amortization                                 30,988            31,048                 -            62,036
  Other non-interest expenses                      18,169            34,979                 -            53,148
                                              ------------      ------------      ------------      ------------
  Total non-interest expenses                      76,889            74,929                 -           151,818
                                              ------------      ------------      ------------      ------------
  Net earnings before Federal
      income tax provision                         42,675            56,495            18,109           117,279
  Income tax expense                               13,895            17,658             6,339            37,892
                                              ------------      ------------      ------------      ------------
  Net earnings                                $    28,780       $    38,837       $    11,770       $    79,387
                                              ============      ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 5,623,370       $ 6,957,228       $   156,895       $12,737,493
  Deferred policy acquisition costs           $   194,979       $   171,482       $         -       $   366,461
  Policy liabilities and accruals             $ 2,638,177       $ 1,881,537       $         -       $ 4,519,714
  Other policyholder funds                    $    16,256       $         -       $     3,164       $    19,420

 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.


 The table below summarizes the Company's net revenues by product for 1998, 1997, and 1996:

                                                  1998            1997             1996
                                              ------------    ------------    ------------
  Life Insurance
       Variable life insurance                $    91,806     $    92,245     $    89,897
       Interest-sensitive life insurance           28,258          32,882          29,667
                                              ------------    ------------    ------------

       Total Life Insurance                       120,064         125,127         119,564
                                              ------------    ------------    ------------
  Annuities
       Variable annuities                         105,545          88,509          70,116
       Interest-sensitive annuities                52,084          62,246          61,308
                                              ------------    ------------    ------------

       Total Annuities                            157,629         150,755         131,424
                                              ------------    ------------    ------------

  Other                                             8,791          15,500          18,109
                                              ------------    ------------    ------------
  Total                                       $   286,484     $   291,382     $   269,097
                                              ============    ============    ============
